Schedule of Loss from Operations Before Provision (Benefit) for Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Domestic			$ (2,384,802)	$ (1,430,872)
Foreign
Total Net loss			(2,384,802)	(1,430,872)
Current
Federal
State
Foreign
Total Current
Deferred
Federal			(590,371)	(270,482)
State			(112,452)	(51,521)
Foreign
Total Deferred			(702,823)	(322,003)
Less Increase in Allowance			(702,823)	(322,003)
Total Income Tax Provision